CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands		Equity attributable to owners of parent	Stated capital	Accumulated losses	Other reserves	Non-controlling interests	Total
Beginning balance, Equity at Dec. 31, 2020		$ 1,209,975	$ 4,530,870	$ (2,835,390)	$ (485,505)	$ 14,216	$ 1,224,191
NCI arising on business combination						215,014	215,014
Issue of shares net of transaction costs		349,846	349,846				349,846
Options converted to shares			342,768		(342,768)
Share-based payment expense		13,003			13,003		13,003
Other reclassifications related to share-based payment		(4,067)		1,017	(5,084)		(4,067)
Total transactions with owners of the Company		358,782	692,614	1,017	(334,849)	215,014	573,796
Loss for the year		(25,832)		(25,832)		(289)	(26,121)
Other comprehensive (loss)/income		(22,557)			(22,557)	(5,753)	(28,310)
Total comprehensive (loss)/income		(48,389)		(25,832)	(22,557)	(6,042)	(54,431)
Ending balance, Equity at Dec. 31, 2021		1,520,368	5,223,484	(2,860,205)	(842,911)	223,188	1,743,556
NCI arising on business combination						831	831
Options converted to shares			88,469		(88,469)
Share-based payment expense		13,423			13,423		13,423
Other reclassifications related to share-based payment		(1,275)		1,560	(2,835)		(1,275)
Total transactions with owners of the Company		12,148	88,469	1,560	(77,881)	831	12,979
Loss for the year		(459,007)		(459,007)		(9,959)	(468,966)	[1]
Other comprehensive (loss)/income	[2]	59,521			59,521	13,140	72,661	[1]
Total comprehensive (loss)/income	[2]	(399,486)		(459,007)	59,521	3,181	(396,305)	[1]
Ending balance, Equity at Dec. 31, 2022		1,133,030	5,311,953	(3,317,652)	(861,271)	227,200	1,360,230	[3]
Shares repurchased and canceled through buyback program		(10,037)	(10,037)				(10,037)
NCI arising on business combination						1,922	1,922
Options converted to shares			92,896		(92,896)
Share-based payment expense		13,168			13,168		13,168
Other reclassifications related to share-based payment		(559)		867	(1,426)		(559)
Total transactions with owners of the Company		2,572	82,859	867	(81,154)	1,922	4,494
Loss for the year		(1,976,609)		(1,976,609)		(11,569)	(1,988,178)
Other comprehensive (loss)/income		950,855			950,855	19,953	970,808
Total comprehensive (loss)/income		(1,025,754)		(1,976,609)	950,855	8,384	(1,017,370)
Ending balance, Equity at Dec. 31, 2023		$ 109,848	$ 5,394,812	$ (5,293,394)	$ 8,430	$ 237,506	$ 347,354

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[3]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.